Annual License Maintenance Fee Commitments (Detail) (USD $)	Sep. 30, 2013
Contractual Obligation, Fiscal Year Maturity [Line Items]
2014	$ 35,000
2015	45,000
2016	50,000
2017	50,000
Contractual obligation, total	$ 180,000